Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 113,300,000.00
Previously Paid Amount	138.10
Total Fee Amount	15,646.73
Total Offset Amount	0.00
Net Fee	$ 15,508.63
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A